Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenue	$ 47,982,031	$ 30,703,960	$ 33,229,316
Cost of revenue	22,655,854	16,610,140	19,821,831
Gross profit	25,326,177	14,093,820	13,407,485
Operating expenses
Selling expenses	2,973,531	1,555,546	1,578,826
General and administrative expenses	3,296,844	1,703,424	1,457,393
Research and development expenses	5,465,662	583,125	618,437
Total operating expenses	11,736,037	3,842,095	3,654,656
Income from operations	13,590,140	10,251,725	9,752,829
Other income (expenses)
Interest expense, net	(101,604)	(123,760)	(129,268)
Other income (expenses), net	(80,434)	(49,352)	2,760
Short-term investments income	239,549
Equity investment income	30,827	21,820	26,741
Total other income (expense), net	88,338	(151,292)	(99,767)
Income before income tax provision	13,678,478	10,100,433	9,653,062
Income tax provision	2,358,526	2,542,211	2,101,597
Net income	11,319,952	7,558,222	7,551,465
Other comprehensive income (loss)
Foreign currency translation adjustment	1,193,369	860,623	(645,978)
Comprehensive income	$ 12,513,321	$ 8,418,845	$ 6,905,487
Earnings per share
Basic and diluted (in Dollars per share)	$ 0.6	$ 0.47	$ 0.47
Weighted average number of shares outstanding
Basic and diluted (in Shares)	18,980,822	16,000,000	16,000,000